Leases - Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease liabilities, current			$ 16,351
Revelyst Business
Lessee, Lease, Description [Line Items]
Operating lease assets	$ 93,957	$ 99,705	99,456
Operating lease liabilities, current	12,720	12,117	14,010
Operating lease liabilities, long-term	95,316	100,070	97,105
Total lease liabilities	$ 108,036	$ 112,187	$ 111,115